Related Party Balances and Transactions - Schedule of Contractual Principal Amounts of YC Loans were Repayable (Details)	Jun. 30, 2026 USD ($)
Schedule of Contractual Principal Amounts of YC Loans were Repayable [Abstract]
2027	$ 797,127
2028	174,218
2029	179,212
2030	184,350
2031	189,636
Thereafter	567,347
Total contractual principal	$ 2,091,890